Statements of changes in equity - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of Westpac Banking Corporation		Parent Entity Share capital		Parent Entity Reserves		Parent Entity Retained profits		Parent Entity		Total equity attributable to owners of Westpac Banking Corporation		Share capital		Reserves		Retained profits		Non-controlling interests	Total
Balance at Sep. 30, 2016												$ 58,120		$ 33,014		$ 727		$ 24,379		$ 61	$ 58,181
Net profit for the year												7,990						7,990		7	7,997	[1]
Net other comprehensive income for the year												(6)				(32)		26			(6)
Total comprehensive income for the year												7,984				(32)		8,016		7	7,991
Transactions in capacity as equityholders
Dividends on ordinary shares	[2]											(6,291)						(6,291)			(6,291)
Dividend reinvestment plan												1,452		1,452							1,452
Other equity movements
Share based payment arrangements												98				98					98
Exercise of employee share options and rights												11		11							11
Purchase of shares (net of issue costs)												(43)		(43)							(43)
Net (acquisition)/disposal of treasury shares												(40)		(40)							(40)
Other												(3)				1		(4)		(14)	(17)
Total contributions and distributions												(4,816)		1,380		99		(6,295)		(14)	(4,830)
Balance at Sep. 30, 2017		$ 52,181		$ 34,452		$ 858		$ 16,871				61,288		34,394		794		26,100		54	61,342
Net profit for the year		8,144						8,144		$ 8,144	[1]	8,095						8,095		4	8,099	[1]
Net other comprehensive income for the year		243				153		90		243		268				180		88			268
Total comprehensive income for the year		8,387				153		8,234		8,387		8,363				180		8,183		4	8,367
Transactions in capacity as equityholders
Dividends on ordinary shares		(6,409)	[3]					(6,409)	[3]			(6,400)	[2]					(6,400)	[2]		(6,400)	[2]
Dividend reinvestment plan		631		631						631		631		631							631
Conversion of Convertible Preference Shares		566		566								566		566							566
Other equity movements
Share based payment arrangements		103				103				103		103				103					103
Exercise of employee share options and rights		3		3								3		3							3
Purchase of shares (net of issue costs)		(35)		(35)								(35)		(35)							(35)
Net (acquisition)/disposal of treasury shares		(71)		(71)								2		2							2
Other																				(6)	(6)
Total contributions and distributions		(5,212)		1,094		103		(6,409)				(5,130)		1,167		103		(6,400)		(6)	(5,136)
Balance at Sep. 30, 2018		55,356		35,546		1,114		18,696		55,356	[1]	64,521		35,561		1,077		27,883		52	64,573	[1]
Impact on adoption of new accounting standards	[1]	(500)				2		(502)				(725)				2		(727)			(725)
Restated opening balance	[1]	54,856		35,546		1,116		18,194				63,796		35,561		1,079		27,156		52	63,848
Net profit for the year	[1]	7,121						7,121		7,121		6,784						6,784		6	6,790
Net other comprehensive income for the year	[1]	(164)				114		(278)		(164)		(164)				122		(286)		2	(162)
Total comprehensive income for the year	[1]	6,957				114		6,843		6,957		6,620				122		6,498		8	6,628
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(6,470)	[3]					(6,470)	[3]			(6,466)	[2]					(6,466)	[2]		(6,466)	[2]
Dividend reinvestment plan		1,489	[1]	1,489	[1]					1,489		1,489	[1]	1,489	[1]						1,489	[1]
Other equity movements
Share based payment arrangements		108	[1]			108	[1]			108		108	[1]			108	[1]				108	[1]
Purchase of shares (net of issue costs)	[1]	(33)		(33)								(33)		(33)							(33)
Net (acquisition)/disposal of treasury shares	[1]	(69)		(69)								(62)		(62)							(62)
Other	[1]											2				2				(7)	(5)
Total contributions and distributions	[1]	(4,975)		1,387		108		(6,470)				(4,962)		1,394		110		(6,466)		(7)	(4,969)
Balance at Sep. 30, 2019	[1]	$ 56,838		$ 36,933		$ 1,338		$ 18,567		$ 56,838		$ 65,454		$ 36,955		$ 1,311		$ 27,188		$ 53	$ 65,507

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.
[2]	2019 comprises 2019 interim dividend 94 cents per share ($3,239 million) and 2018 final dividend 94 cents per share ($3,227 million) (2018: 2018 interim dividend 94 cents per share ($3,213 million) and 2017 final dividend 94 cents per share ($3,187 million), 2017: 2017 interim dividend 94 cents per share ($3,150 million) and 2016 final dividend 94 cents per share ($3,141 million)), all fully franked at 30%.
[3]	2019 comprises 2019 interim dividend 94 cents per share ($3,241 million) and 2018 final dividend 94 cents per share ($3,229 million) (2018: 2018 interim dividend 94 cents per share ($3,218 million) and 2017 final dividend 94 cents per share ($3,191 million)), all fully franked at 30%.